Vessels, Net - Disposal of Vessels (Details) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 27, 2016 USD ($)	Mar. 29, 2018 USD ($)	Oct. 04, 2016 USD ($)	Nov. 15, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels					$ 25	$ 0	$ 11,749
Net cash proceeds from sale of vessels					$ 44,500	$ 0	$ 89,988
Nave Galactic
Property, Plant and Equipment [Line Items]
Sale price		$ 44,500
Vessel type		2009-built VLCC
Vessels capacity in DWT		297,168
Gain/ (loss) on sale of vessels		$ 25
Write-off of unamortized dry-docking		465
Write-off of working capital		376
Costs payable relating to sale of vessel		$ 200
Nave Lucida
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels	$ 2,282
Net cash proceeds from sale of vessels	$ 18,449
Nave Universe
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels			$ 4,847
Net cash proceeds from sale of vessels			35,768
Nave Universe | HSH Nordbank AG
Property, Plant and Equipment [Line Items]
Early repayment of debt			$ 16,372
Nave Constellation
Property, Plant and Equipment [Line Items]
Gain/ (loss) on sale of vessels				$ 4,620
Net cash proceeds from sale of vessels				35,771
Nave Constellation | HSH Nordbank AG
Property, Plant and Equipment [Line Items]
Early repayment of debt				$ 16,372